Segmented and geographic information	12 Months Ended
Oct. 31, 2024
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Segmented and geographic information

Note 29	Segmented and geographic information

CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets and Direct Financial Services. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, as well as mobile and online channels, to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate
companies, entrepreneurs,
high-net-worth
individuals and families, as well as operating personal and small business banking services in six U.S. markets.
Capital Markets and Direct Financial Services provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked
research to our clients around the world, and leverages CIBC’s digital capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, and Finance, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Effective for the first quarter of 2025, our Simplii Financial direct banking business will be realigned with Canadian Personal and Business Banking and our Investor’s Edge direct investing business will be realigned with Canadian Commercial Banking and Wealth Management. Both lines of business are included in the 2024 and 2023 financial results for Capital Markets and Direct Financial Services reported below.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. This market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. Capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses, which is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other.
We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
We use a Product Owner/Customer Segment/Distributor Channel allocation management model to measure and report the results of operations of various lines of business within our SBUs. The model uses certain estimates and methodologies to process internal transfers between the impacted lines of business for sales, renewals and trailer commissions as well as certain attributable costs. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
The
non-interest
expenses of the functional and support groups are generally allocated to the business lines within the SBUs based on appropriate criteria and methodologies. The basis of allocation is reviewed periodically to reflect changes in support to business lines. Other costs not directly attributable to business lines remain in Corporate and Other.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.

Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking (1)	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total	Canada (1)(2)	U.S. (2)	Caribbean (2)	Other countries (2)

2024	Net interest income (3)	$7,906	$2,056	$1,906	$1,165	$662	$13,695	$9,095	$2,569	$1,865	$166
	Non-interest income (4)(5)	2,335	3,674	899	4,639	364	11,911	8,249	2,265	626	771
	Total revenue	10,241	5,730	2,805	5,804	1,026	25,606	17,344	4,834	2,491	937
	Provision for credit losses	1,203	122	560	115	1	2,001	1,375	623	1	2
	Amortization and impairment (6)	229	2	98	9	832	1,170	956	130	64	20
	Other non-interest expenses	5,131	2,939	1,603	2,958	638	13,269	10,108	2,259	607	295
	Income (loss) before income taxes	3,678	2,667	544	2,722	(445)	9,166	4,905	1,822	1,819	620
	Income taxes (3)	1,008	729	43	734	(502)	2,012	1,284	422	125	181
	Net income	$2,670	$1,938	$501	$1,988	$57	$7,154	$3,621	$1,400	$1,694	$439
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$39	$39	$–	$–	$39	$–
	Equity shareholders	2,670	1,938	501	1,988	18	7,115	3,621	1,400	1,655	439
	Average assets (7)(8)	$324,458	$94,474	$60,820	$325,711	$199,670	$1,005,133	$750,500	$177,688	$52,862	$24,083
2023	Net interest income (3)	$7,247	$1,812	$1,889	$1,942	$(65)	$12,825	$8,929	$2,287	$1,475	$134
	Non-interest income (4)(5)	2,169	3,591	803	3,546	398	10,507	7,476	1,877	582	572
	Total revenue	9,416	5,403	2,692	5,488	333	23,332	16,405	4,164	2,057	706
	Provision for (reversal of) credit losses	986	143	850	19	12	2,010	1,146	853	12	(1)
	Amortization and impairment (6)	237	2	115	7	782	1,143	890	144	89	20
	Other non-interest expenses	4,937	2,689	1,351	2,714	1,515	13,206	10,411	1,920	622	253
	Income (loss) before income taxes	3,256	2,569	376	2,748	(1,976)	6,973	3,958	1,247	1,334	434
	Income taxes (3)	892	691	(3)	762	(408)	1,934	1,361	328	125	120
	Net income (loss)	$2,364	$1,878	$379	$1,986	$(1,568)	$5,039	$2,597	$919	$1,209	$314
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$38	$38	$–	$–	$38	$–
	Equity shareholders	2,364	1,878	379	1,986	(1,606)	5,001	2,597	919	1,171	314
	Average assets (7)(8)	$319,787	$91,630	$60,637	$287,564	$188,503	$948,121	$715,540	$163,478	$45,782	$23,321

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	Net income and average assets are allocated based on the geographic location where they are recorded.
(3)
Capital Markets and Direct Financial Services net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $16 million (2023: $254 million) with an equivalent offset in Corporate and Other.

(4)
The fee and commission income within
non-interest
income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets and Direct Financial Services with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Direct Financial Services, and Canadian Commercial Banking and Wealth Management.

(5)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(6)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(7)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(8)	Average balances are calculated as a weighted average of daily closing balances.
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2024	2023
Canadian Personal and Business Banking	$10,241	$9,416	(1)
Canadian Commercial Banking and Wealth Management
Commercial banking	$2,465	$2,501
Wealth management	3,265	2,902
	$5,730	$5,403
U.S. Commercial Banking and Wealth Management
Commercial banking	$1,956	$1,786
Wealth management	849	906
	$2,805	$2,692
Capital Markets and Direct Financial Services (2)
Global markets	$2,737	$2,614
Corporate and investment banking	1,760	1,637
Direct financial services	1,307	1,237
	$5,804	$5,488
Corporate and Other (2)
International banking	$980	$956
Other	46	(623)
	$1,026	$333

(1)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.
(2)	Capital Markets and Direct Financial Services revenue includes a TEB adjustment of $16 million (2023: $254 million) with an equivalent offset in Corporate and Other.